Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2019
Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	lesser of lease term or expected useful life
Minimum [Member] | Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years